14. Financial assets and liabilities (Details 5) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Non-current borrowings from CAMMESA	$ 0	$ 1,544,945
Current borrowings from CAMMESA	0	2,788,843
CAMMESA loans
Disclosure of financial liabilities [line items]
Non-current borrowings from CAMMESA	0	1,544,945
Current borrowings from CAMMESA	0	1,142,321
CAMMESA prepayments
Disclosure of financial liabilities [line items]
Current borrowings from CAMMESA	$ 0	$ 1,646,522